Related Party Transactions (Details)	12 Months Ended
Jun. 30, 2020
Mr. Yu Haifeng [Member]
Nature of Common Ownership or Management Control Relationships	Controlling shareholder and Chairman of the Group CEO of the Group until September 20, 2019
Puyi Inc.'s founding shareholders before IPO [Member]
Nature of Common Ownership or Management Control Relationships	Shareholders of Puyi Inc. before IPO
Renshou Xinrui Enterprise Management Center LLP [Member]
Nature of Common Ownership or Management Control Relationships	Ultimately controlled by Mr. Yu
Shenzhen Chuang Jia Investment LLP [Member]
Nature of Common Ownership or Management Control Relationships	Ultimately controlled by Mr. Yu
Fanhua Inc. [Member]
Nature of Common Ownership or Management Control Relationships	Shareholder of Puyi since September 2018
Tibet Zhuli Investment Co., Ltd. [Member]
Nature of Common Ownership or Management Control Relationships	Subsidiary of Fanhua Inc.
Mr. Tang Jianping [Member]
Nature of Common Ownership or Management Control Relationships	Minority shareholder of Zhonghui, who holds its 48% shares
Shenzhen Taozhan Trade Co., Ltd. [Member]
Nature of Common Ownership or Management Control Relationships	Mr. Tang Jianping’s wife holds its 48% shares
Red Lake Yongjin No.1 (Shenzhen) Investment LLP [Member]
Nature of Common Ownership or Management Control Relationships	A vehicle controlled by Mr. Tang by April 2020 and managed by the Group thereafter
Shenzhen Red Lake Shengchuang Investment LLP [Member]
Nature of Common Ownership or Management Control Relationships	Ultimately controlled by Mr. Tang
Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd. [Member]
Nature of Common Ownership or Management Control Relationships	Mr. Tang is the executive partner of this entity